INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2023
Investments, Debt and Equity Securities [Abstract]
Summary of Held-To-Maturity and Available-For-Sale Investment Securities
The following is table a summary of HTM and AFS investment securities as of December 31, 2023:

	Held-to-maturity				Available-for-sale
(Dollars in thousands)	Amortized cost	Unrecognized gain	Unrecognized loss	Fair value	Amortized cost	Unrealized gain	Unrealized loss	Fair value
U.S. Treasuries	$0	$0	$0	$0	$34,904	$0	$(3,661)	$31,243
Securities of U.S. government agencies and corporations	0	0	0	0	81,790	0	(12,010)	69,780
Mortgage-backed securities - residential	0	0	0	0	744,546	2,034	(85,532)	661,048
Mortgage-backed securities - commercial	32,926	0	(4,628)	28,298	543,134	7	(35,911)	507,230
Collateralized mortgage obligations	7,970	0	(539)	7,431	478,744	181	(60,277)	418,648
Obligations of state and other political subdivisions	8,175	130	(215)	8,090	765,223	1,614	(114,320)	652,517
Asset-backed securities	0	0	0	0	600,055	6	(39,813)	560,248
Other securities	31,250	0	(3,381)	27,869	134,208	0	(13,796)	120,412
Total	$80,321	$130	$(8,763)	$71,688	$3,382,604	$3,842	$(365,320)	$3,021,126
The following is a summary of HTM and AFS investment securities as of December 31, 2022:

	Held-to-maturity				Available-for-sale
(Dollars in thousands)	Amortized cost	Unrecognized gain	Unrecognized loss	Fair value	Amortized cost	Unrealized gain	Unrealized loss	Fair value
U.S. Treasuries	$0	$0	$0	$0	$37,312	$0	$(4,616)	$32,696
Securities of U.S. government agencies and corporations	0	0	0	0	80,382	0	(13,914)	66,468
Mortgage-backed securities - residential	0	0	0	0	747,478	47	(97,462)	650,063
Mortgage-backed securities - commercial	35,363	0	(4,114)	31,249	676,934	2	(47,374)	629,562
Collateralized mortgage obligations	9,280	0	(827)	8,453	538,970	181	(61,439)	477,712
Obligations of state and other political subdivisions	8,128	105	(201)	8,032	832,066	565	(124,168)	708,463
Asset-backed securities	0	0	0	0	772,261	39	(60,975)	711,325
Other securities	31,250	0	(2,499)	28,751	142,015	0	(8,656)	133,359
Total	$84,021	$105	$(7,641)	$76,485	$3,827,418	$834	$(418,604)	$3,409,648

Summary of Investment Securities by Estimated Maturity
The following table provides a summary of investment securities by contractual maturity as of December 31, 2023, except for residential and commercial mortgage-backed securities, collateralized mortgage obligations and asset-backed securities, which are shown as single totals, due to the unpredictability of the timing in principal repayments:

	Held-to-maturity		Available-for-sale
(Dollars in thousands)	Amortized cost	Fair value	Amortized cost	Fair value
Due in one year or less	$0	$0	$4,729	$4,721
Due after one year through five years	4,595	4,690	161,803	148,088
Due after five years through ten years	33,130	29,781	225,993	195,230
Due after ten years	1,700	1,488	623,600	525,913
Mortgage-backed securities - residential	0	0	744,546	661,048
Mortgage-backed securities - commercial	32,926	28,298	543,134	507,230
Collateralized mortgage obligations	7,970	7,431	478,744	418,648
Asset-backed securities	0	0	600,055	560,248
Total	$80,321	$71,688	$3,382,604	$3,021,126

Age of Gross Unrealized Losses and Associated Fair Value by Investment Category
The following tables provide the fair value and gross unrealized losses on AFS investment securities in an unrealized loss position for which an allowance for credit losses was not recorded, aggregated by investment category and the length of time the individual securities have been in a continuous loss position:

	December 31, 2023
	Less than 12 months		12 months or more		Total
(Dollars in thousands)	Fair value	Unrealized loss	Fair value	Unrealized loss	Fair value	Unrealized loss
U.S. Treasuries	$0	$0	$31,243	$(3,661)	$31,243	$(3,661)
Securities of U.S. government agencies and corporations	0	0	69,780	(12,010)	69,780	(12,010)
Mortgage-backed securities - residential	31,892	(483)	538,863	(85,049)	570,755	(85,532)
Mortgage-backed securities - commercial	1,772	(11)	495,451	(35,900)	497,223	(35,911)
Collateralized mortgage obligations	10,699	(157)	393,884	(60,120)	404,583	(60,277)
Obligations of state and other political subdivisions	15,155	(132)	562,740	(114,188)	577,895	(114,320)
Asset-backed securities	6,853	(15)	542,029	(39,798)	548,882	(39,813)
Other securities	14,605	(396)	105,807	(13,400)	120,412	(13,796)
Total	$80,976	$(1,194)	$2,739,797	$(364,126)	$2,820,773	$(365,320)

	December 31, 2022
	Less than 12 months		12 months or more		Total
(Dollars in thousands)	Fair value	Unrealized loss	Fair value	Unrealized loss	Fair value	Unrealized loss
U.S. Treasuries	$2,383	$(46)	$30,313	$(4,570)	$32,696	$(4,616)
Securities of U.S. Government agencies and corporations	0	0	66,468	(13,914)	66,468	(13,914)
Mortgage-backed securities - residential	195,972	(10,413)	443,415	(87,049)	639,387	(97,462)
Mortgage-backed securities - commercial	440,207	(18,823)	175,530	(28,551)	615,737	(47,374)
Collateralized mortgage obligations	199,138	(12,453)	269,242	(48,986)	468,380	(61,439)
Obligations of state and other political subdivisions	295,913	(31,196)	368,673	(92,972)	664,586	(124,168)
Asset-backed securities	250,946	(9,410)	422,090	(51,565)	673,036	(60,975)
Other securities	118,262	(6,865)	9,959	(1,791)	128,221	(8,656)
Total	$1,502,821	$(89,206)	$1,785,690	$(329,398)	$3,288,511	$(418,604)
The following tables provide the fair value and gross unrealized losses on HTM investment securities in an unrealized loss position for which an allowance for credit losses was not recorded, aggregated by investment category and the length of time the individual securities have been in a continuous loss position:

	December 31, 2023
	Less than 12 months		12 months or more		Total
(Dollars in thousands)	Fair value	Unrealized loss	Fair value	Unrealized loss	Fair value	Unrealized loss
U.S. Treasuries	$0	$0	$0	$0	$0	$0
Securities of U.S. government agencies and corporations	0	0	0	0	0	0
Mortgage-backed securities - residential	0	0	0	0	0	0
Mortgage-backed securities - commercial	0	0	28,298	(4,628)	28,298	(4,628)
Collateralized mortgage obligations	0	0	7,431	(539)	7,431	(539)
Obligations of state and other political subdivisions	1,128	(3)	1,488	(212)	2,616	(215)
Asset-backed securities	0	0	0	0	0	0
Other securities	0	0	27,869	(3,381)	27,869	(3,381)
Total	$1,128	$(3)	$65,086	$(8,760)	$66,214	$(8,763)

	December 31, 2022
	Less than 12 months		12 months or more		Total
(Dollars in thousands)	Fair value	Unrealized loss	Fair value	Unrealized loss	Fair value	Unrealized loss
U.S. Treasuries	$0	$0	$0	$0	$0	$0
Securities of U.S. government agencies and corporations	0	0	0	0	0	0
Mortgage-backed securities - residential	0	0	0	0	0	0
Mortgage-backed securities - commercial	17,656	(2,197)	13,593	(1,917)	31,249	(4,114)
Collateralized mortgage obligations	6,317	(606)	2,136	(221)	8,453	(827)
Obligations of state and other political subdivisions	5,160	(201)	0	0	5,160	(201)
Asset-backed securities	0	0	0	0	0	0
Other securities	7,081	(418)	21,670	(2,081)	28,751	(2,499)
Total	$36,214	$(3,422)	$37,399	$(4,219)	$73,613	$(7,641)